5. Borrowings (Details-Notes Program) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes outstanding, end of period	$ 3,239	$ 1,502
Notes Offering
Notes outstanding, beginning of period	2	0
Notes issued	1,737	2
Note repayments / redemptions	0	0
Notes outstanding, end of period	$ 1,739	$ 2